Causeway International Value NextShares
CAUSEWAY INTERNATIONAL VALUE NEXTSHARES
Investment Objective
The Fund’s investment objective is to seek long-term growth of capital and income.
Fees and Expenses
The following table shows the fees and expenses that you pay if you buy and hold shares of the Fund. The table and example below do not reflect commissions that a shareholder may be required to pay directly to a broker or other financial intermediary when buying or selling shares of the Fund.
Shareholder Transaction Fees (fees paid directly from your investment):
Shareholder Fees	Causeway International Value NextShares Causeway International Value NextShares USD ($)
Shareholder Transaction Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Causeway International Value NextShares Causeway International Value NextShares
Management Fees	0.80%
Other Expenses	5.22%	[1]
Total Annual Fund Operating Expenses	6.02%
Expense Reimbursement	4.97%	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.05%
[1]	Estimated.
[2]	Under the terms of an expense limit agreement, the Investment Adviser has agreed to waive all or a portion of its advisory fee and, if necessary, reimburse expenses to keep the Fund’s “Total Annual Fund Operating Expenses” (excluding brokerage fees and commissions, interest, taxes, distribution plan expenses, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) from exceeding 1.05% of the Fund’s average daily net assets. The expense limit agreement will remain in effect until February 28, 2019 and may only be terminated earlier by the Fund’s Board of Trustees (Board) or upon termination of the Fund’s investment advisory agreement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the effect of the expense limit agreement through February 28, 2019 only, and assumes no expense limit after that time. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years
Causeway International Value NextShares | Causeway International Value NextShares | USD ($)	107	1,346

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not commenced operations as of the date of this Prospectus, it does not have a portfolio turnover rate to present.
Principal Investment Strategies and Risks What are the Fund’s principal investment strategies?
The Fund invests primarily in common stocks of companies in developed countries outside the U.S. Normally, the Fund invests at least 80% of its total assets in stocks of companies in a number of foreign countries and invests the majority of its total assets in companies that pay dividends or repurchase their shares. The Fund may invest up to 10% of its total assets in companies in emerging (less developed) markets.

The Investment Adviser determines a company’s country by referring to: its stock exchange listing; where it is registered, organized or incorporated; where its headquarters are located; its MSCI country classification; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located. These categories are designed to identify investments that are tied economically to, and subject to the risks of, investing outside the U.S. The Fund considers a country to be an emerging market if the country is included in the MSCI Emerging Markets Index.

When investing the Fund’s assets, the Investment Adviser follows a value style, performing fundamental research supplemented by quantitative analysis. Quantitative screens narrow the universe of investment candidates by applying market capitalization and valuation screens. To select investments, the Investment Adviser then performs fundamental research, which generally includes company-specific research, company visits, and interviews of suppliers, customers, competitors, industry analysts, and experts. The Investment Adviser also applies a proprietary quantitative risk model to adjust return forecasts based on risk assessments. Using a value style means that the Investment Adviser buys stocks that it believes have lower prices than their true worth. For example, stocks may be “undervalued” because the issuing companies are in industries that are currently out of favor with investors. However, even in those industries, certain companies may have high rates of growth of earnings and be financially sound.

The Investment Adviser considers whether a company has each of the following value characteristics in purchasing or selling securities for the Fund:
  Low price-to-earnings ratio (stock price divided by earnings per share) relative to the sector
  High yield (percentage rate of return paid on a stock in dividends and share repurchases) relative to the market
  Low price-to-book value ratio (stock price divided by book value per share) relative to the market
  Low price-to-cash flow ratio (stock price divided by net income plus noncash charges per share) relative to the market
  Financial strength
Generally, price-to-earnings ratio and yield are the most important factors.

The Fund may invest in companies of any market capitalization, and is not required to invest a minimum amount and is not limited to investing a maximum amount in companies in any particular country.

About NextShares

The Fund is a NextShares fund, which is a new type of actively managed exchange-traded product operating pursuant to an order issued by the Securities and Exchange Commission (SEC) granting an exemption from certain provisions of the Investment Company Act of 1940, as amended (1940 Act). As a new type of fund, NextShares funds do not have an operating history and there can be no guarantee that an active trading market for shares of NextShares funds will develop.

Individual shares of a NextShares fund may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer (Broker) that offers NextShares, and may not be directly purchased or redeemed from the NextShares fund. As a new type of fund, NextShares funds initially may be offered by a limited number of Brokers. Trading prices of shares of NextShares funds are directly linked to the fund’s next-computed net asset value per share (NAV), which is normally determined as of 4:00 p.m. Eastern time. Buyers and sellers of shares of a NextShares fund on a trading day will not know the value of their purchases and sales until NAV is determined at the end of the trading day.

Trading prices of shares of a NextShares fund will vary from NAV by a market-determined trading cost (i.e., a premium or discount to NAV), which may be zero. The premium or discount to NAV at which shares of a NextShares fund trade are determined at the time of trade execution. The amount of the premium or discount will depend on market factors, such as the supply and demand for shares from investors; transaction fees and other costs associated with creating and redeeming Creation Units (as defined below) of shares; competition among market makers; the share inventories and inventory strategies of market makers; and the volume of share trading. Reflecting these and other market factors, prices of shares in the secondary market may be above, at or below NAV. See Investing in the Funds — Buying and Selling Shares below for important information about how to buy and sell shares of the Fund.

How NextShares Funds Compare to Mutual Funds: Mutual fund shares may be purchased and redeemed directly from the issuing fund for cash at the fund’s next determined NAV. Shares of NextShares funds, by contrast, are purchased and sold primarily in the secondary market. Because trading prices of shares of a NextShares fund may vary from NAV (the variance is also referred to as a premium or discount to NAV), and because commissions may apply, NextShares funds may be more expensive to buy and sell than mutual funds. Like shares of mutual funds, shares of NextShares funds may be bought or sold in specified share or dollar quantities, although not all Brokers may accept dollar-based orders.

Relative to investing in mutual funds, investing in a NextShares fund offers certain potential advantages that may, provided sufficient scale is achieved, benefit performance and tax efficiency. These potential advantages include: (a) a single class of shares with no sales loads or distribution (Rule 12b-1) or service fees; (b) lower transfer agency expenses; (c) reduced trading costs and cash drag in connection with shareholder inflows and outflows; and (d) lower capital gains distributions. Potential advantages, if any, depend on the Fund achieving sufficient scale with active creation and redemption activity and the Fund being able to use in-kind redemptions to achieve greater tax efficiency. There can be no assurance that any potential advantage can or will be achieved, particularly until the Fund achieves sufficient scale. To the extent the Fund meets redemptions partially in cash, the Fund may be less tax efficient than NextShares funds that meet redemptions entirely in kind. Further, because NextShares funds do not pay sales loads or distribution (Rule 12b-1) or service fees, their appeal to financial intermediaries may be limited to distribution arrangements that do not rely upon such payments.

How NextShares Funds Compare to ETFs: Similar to shares of exchange-traded funds (ETFs), shares of NextShares funds are issued and redeemed only in specified large aggregations (Creation Units) by or through Authorized Participants (i.e., broker-dealers or institutional investors that have entered into agreements with the fund’s distributor) and trade throughout the day on an exchange. Unlike shares of ETFs, trading prices of shares of NextShares funds are directly linked to the fund’s next end-of-day NAV rather than determined at the time of trade execution. Put another way, NextShares funds do not offer opportunities to transact intraday at currently determined (as opposed to end-of-day) prices.

Unlike actively managed ETFs, NextShares funds are not required to disclose their full holdings on a daily basis, thereby protecting fund shareholders against the potentially dilutive effects of other market participants front-running the fund’s trades. The NAV-based trading employed for shares of NextShares funds provides investors with trade execution cost transparency and the ability to restrict their trading costs using limit orders. This feature of NextShares funds distinguishes them from ETFs, for which the variance between market prices and underlying portfolio values is not always known by individual investors and cannot be controlled by them. For more information, see Additional Information about NextShares.
What are the main risks of investing in the Fund?
As with a mutual fund, the Fund’s value, and therefore the value of your Fund shares, may go down. This may occur because the value of a particular stock or stock market in which the Fund invests is falling. Also, the Investment Adviser may select securities that underperform the stock market or other funds with similar investment objectives and investment strategies. If the value of the Fund’s investments goes down, you may lose money. We cannot guarantee that the Fund will achieve its investment objective.

Value stocks, including those selected by the Investment Adviser for the Fund, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down. The Fund’s value discipline sometimes prevents or limits investments in stocks that are in its benchmark index, the MSCI EAFE Index (Gross).

In addition, because the Fund invests most of its assets in foreign securities, the Fund is subject to further risks. For example, the value of the Fund’s securities may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investment. Further, because the Fund invests in securities denominated in foreign currencies, the Fund’s securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities. These risks are higher for emerging markets investments.

The nature of how Fund shares trade raises additional risks, including market trading risk, contingent pricing risk, cash transactions risk and Authorized Participant concentration risk, as described below.

Market Trading Risks: Individual Fund shares may be purchased and sold only on a national securities exchange or an alternative trading system through a Broker, and may not be directly purchased or redeemed from the Fund. There can be no guarantee that an active trading market for shares will develop or be maintained, or that the listing of Fund shares will continue unchanged. Buying and selling shares may require you to pay brokerage commissions in addition to the premium/discount to NAV and expose you to other trading costs. Due to brokerage commissions and other transaction costs that may apply, frequent trading may detract from realized investment returns. Trading prices of shares may be above, at or below the Fund’s NAV, will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. The return on your investment will be reduced when you sell shares at a discount or buy shares at a premium to NAV.

Contingent Pricing Risks: Trading prices of Fund shares are directly linked to the Fund’s next-computed NAV, which is normally determined as of 4:00 p.m. Eastern Time each business day. Buyers and sellers of shares will not know the value of their purchases and sales until the Fund’s NAV is determined at the end of the trading day. Like mutual funds, the Fund does not offer opportunities to transact intraday at currently determined (as opposed to end-of-day) prices. Trade prices are contingent upon the determination of NAV and may vary significantly from anticipated levels (including estimates based on intraday indicative values disseminated by the Fund) during periods of market volatility. Although limit orders can be used to restrict differences between trade prices and NAV (i.e., premiums and discounts to NAV), they cannot be used to control or limit absolute trade execution prices.

Cash Transactions Risk: In certain instances, the Fund may effect creations and redemptions partly or wholly for cash, rather than in kind. Because the Fund may effect redemptions for cash, rather than through in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds, and it may subsequently recognize gains on such sales that the Fund might not have recognized if it had distributed portfolio securities in kind. As a result, an investment in the Fund may be less tax-efficient than if it effected redemptions principally in kind. Moreover, cash transactions may have to be carried out over several days if the market for any of the Fund’s portfolio holdings is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in kind, may be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of the Fund’s shares.

Authorized Participant Concentration Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund may have relationships with a limited number of institutions that act as Authorized Participants. To the extent these institutions exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, shares of the Fund may trade at a discount to NAV and possibly face trading halts and/or delisting.

See Investment Risks beginning on page 22 for more information about the risks associated with the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund may be an appropriate investment if you:
  Are seeking long-term growth of capital and can withstand the share price volatility of equity investing.
  Are seeking to diversify a portfolio of equity securities to include foreign securities.
  Can tolerate the increased volatility and currency fluctuations associated with investments in foreign securities.
  Are willing to accept the risk that the value of your investment may decline in order to seek long-term growth of capital and income.

Performance
The Fund has not commenced operations as of the date of this Prospectus and does not have a full calendar year of performance to present. Once it has been in operation for a full calendar year, a bar chart and performance table will be provided showing some indication of the risks and volatility of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for relevant periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) will not necessarily indicate how it will perform in the future. For current performance information, please visit www.causewayfunds.com.